Morgan, Lewis & Bockius LLP                                   [GRAPHIC OMITTTED]
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



May 1, 2012


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:         The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectus and Statement of Additional Information dated May 1, 2012 for the Trust's USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund, that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 188, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-12-000223) on April 27, 2012.

Please do not hesitate to contact me at 202.739.5896 should you have any questions.

Very  truly  yours,

/s/ Christopher D. Menconi
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Christopher D. Menconi